Other Receivables, Net - Schedule of Movement Allowance for Credit Losses (Details)	6 Months Ended			12 Months Ended
	Sep. 30, 2024 HKD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 HKD ($)	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 HKD ($)
Other Receivables, Net - Schedule of Movement Allowance for Credit Losses (Details) [Line Items]
Beginning balance	$ 729	$ 94	$ 151,916	$ 151,916	$ 19,412	$ 80,997
Cumulative-effect adjustment of adoption of CECL				(125,657)	(16,057)
Addition				18,368	2,347	124,534
Write-off			(37,343)	(43,898)	(5,609)	(53,615)
Ending balance	57,135	7,354	55,467	729	94	151,916
Previously Reported [Member]
Other Receivables, Net - Schedule of Movement Allowance for Credit Losses (Details) [Line Items]
Beginning balance	$ 729	$ 93	$ 151,916	151,916
Ending balance				$ 729	$ 93	$ 151,916